RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions

During the years ended December 31, 2015, 2014 and 2013, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2015	2014	2013

Transactions with affiliated companies
Crown’s subsidiary	Consultancy fee expense	$461	$387	$370
	Purchase of property and equipment	771	830	371
	Software license fee expense	312	312	312

Lisboa Holdings Limited (“Lisboa”)(1)	Office rental expense	1,597	1,810	895

Melco’s subsidiaries and its associated companies	Consultancy fee expense	449	546	643
	Office rental expense	—	—	308
	Purchase of property and equipment	7,758	2,852	597
	Service fee expense(2)	728	775	802
	Other service fee income	1,609	632	510
	Rooms and food and beverage income	41	115	49

Shun Tak Holdings Limited’s subsidiaries and its associated company (collectively referred to as the “Shun Tak Group”)(1)	Office rental expense	238	199	171
	Traveling expense(3)	3,685	3,641	2,962

Sky Shuttle Helicopters Limited (“Sky Shuttle”)(1)	Traveling expense	1,021	1,399	1,809

Sociedade de Jogos de Macau S.A. (“SJM”)(1)	Traveling expense(3)	395	515	570

Sociedade de Turismo e Diversões de Macau, S.A. and its subsidiaries (collectively referred to as the “STDM Group”)(1)	Office rental expense	1,451	1,457	1,405
	Service fee expense	194	203	222
	Traveling expense(3)	175	14	113

Notes

(1)	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company’s Chief Executive Officer, has/have beneficial interests.
(2)	The amounts mainly represent the Company’s reimbursement to Melco’s subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company’s Chief Executive Officer.
(3)	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.

Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses

The outstanding balances arising from operating income or prepayment of operating expenses as of December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014
Melco’s subsidiaries	$1,174	$1,077
Shun Tak Group	1	2

	$1,175	$1,079

Schedule of Outstanding Balances Arising from Operating Expenses

The outstanding balances arising from operating expenses and expenses paid by affiliated companies on behalf of the Group as of December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014
Crown’s subsidiary	$1,935	$930
Melco’s subsidiary	—	1,933
Shun Tak Group	231	343
SJM	98	215
Sky Shuttle	87	130
STDM Group	87	75
Lisboa	26	—

	$2,464	$3,626